EMPLOYEE BENEFITS (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Profit-sharing and bonuses	[1]	$ 99,862	$ 89,523

[1]	Accounts payables to employees (Note 20 letter b).